INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory, Net [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	December 31,
	2017	2016
	US Dollars in thousands

Raw materials	1,616	1,732
Work-in-progress	1,638	1,538
Finished goods	617	656

	3,871	3,926

In the years ended December 31, 2015, 2016 and 2017, the Company wrote off inventories in the amount of $376, $511 and $388, respectively.

Raw materials inventory is net of $78 and $285 of obsolete items as of December 31, 2016, and 2017, respectively.